Other Accounts Receivable (Details Textual) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 USD ($) Payment	Dec. 31, 2010 AUD
Other Accounts Receivable (Textual)
Amount required for operation and installation mini bar	$ 396	435
Number of monthly payments	50	50